July 29, 2020

Via EDGAR and Overnight Courier

Securities and Exchange Commission

Division of Corporation Finance

Office of Real Estate & Construction

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Mr. Ruairi Regan and Ms. Maryse Mills-Apenteng

Re:	Belpointe PREP, LLC Draft Registration Statement on Form S-11 Filed April 16, 2020 File No. 337-03128

Dear Mr. Regan and Ms. Mills-Apenteng:

On behalf of Belpointe PREP, LLC, a Delaware corporation (the “Company”), we are submitting this letter in response to a letter, dated May 13, 2020, from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Draft Registration Statement on Form S-11 (File No. 337-03128), confidentially submitted to the Commission on April 16, 2020 (the “Draft Registration Statement”).

Concurrently with the submission of this letter, the Company is confidentially submitting, through the Commission’s Electronic Data Gathering, Analysis and Retrieval (“EDGAR”) system, an amendment to the Draft Registration Statement (the “Amendment”) in response to the Staff’s comments and to reflect certain other changes. For the Staff’s convenience, we will also deliver by overnight courier three copies of the Amendment marked to show changes from the Draft Registration Statement as originally submitted.

The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold italics. All references to page numbers and captions (other than those in the Staff’s comments and unless otherwise stated) correspond to the page numbers and captions in the Amendment.

Prospectus Summary, page 12

1.	Please revise your risk factor disclosure and the Summary section of your prospectus to describe the issues investors may face as a result of receiving a Schedule K-1. In particular, we note that Schedules K-1 are usually complex, may involve the engagement by investors of sophisticated tax experts and may lead to a taxable event even if the security is not sold. In addition, we note your disclosure on page 44 and elsewhere indicates that you may be unable to provide investors with a Schedule K-1 on a timely basis. Please revise your Summary section to highlight this risk and revise your Questions and Answers on page 11 for consistency.

In response to the Staff’s comment, the Company has revised the Draft Registration Statement on the cover and on pages 11, 21 and 44 to describe the issues investors may face as a result of receiving a Schedule K-1.

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Mr. Ruairi Regan and Ms. Maryse Mills-Apenteng Securities and Exchange Commission Division of Corporation Finance July 29, 2020 Page 2

Net Asset Value Calculation and Valuation Policies, page 71

2.	Please provide us with a draft of your quarterly pricing supplement and the quarterly NAV disclosure and tell us how this pricing relates to your intention to have the Class A units quoted for trading on the OTCQX or listed on a national securities exchange going forward.

In response to the Staff’s comment, the Company is supplementally providing a draft of its quarterly pricing supplement and quarterly NAV disclosure to the Staff under separate cover. The Company intends to have its Class A units quoted for trading on the OTCQX or listed on a national securities exchange to allow for the development of a secondary market for purposes of providing holders of its Class A units with liquidity in respect of their investment. The Company’s quarterly determination of NAV per Class A unit is for purposes of establishing the price per Class A unit to be sold in its primary public offering. The Company presently intends to continue to determine the NAV per Class A unit on a quarterly basis for purposes of its primary public offering even after its Class A units are quoted for trading on the OTCQX or listed on a national securities exchange. Accordingly, the price at which the Company’s Class A units trade in the secondary market may differ from the quarterly NAV per Class A unit at which the Company offers its Class A units for sale in its primary public offering.

Description of Our Units, page 83

3.	We note your disclosure on pages 83 and 84 that your Class A, Class B and Class M units will have been duly issued upon consummation of the offering or upon effectiveness of the registration statement. It appears that these are legal conclusions that should be attributed to counsel. Please provide an opinion of counsel that supports these statements and revise to attribute these statements to counsel, or remove these statements.

In response to the Staff’s comment, the Company has revised the Draft Registration Statement on page 83 to remove any references to the units being duly issued upon consummation of the offering or upon effectiveness of the registration statement.

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Supplemental Sales Material, page 106

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

The Company respectfully advises the Staff that it has not presented, and has not authorized anyone to do so on its behalf, any written communications to potential investors in reliance on Section 5(d) of the Securities Act. If, following the date of this letter, any such written communications are presented to potential investors in reliance on Section 5(d), the Company will supplementally provide such written communications to the Staff.

Appendix A: Prior Performance Tables
TABLE V SALES OR DISPOSALS OF PROPERTIES, Page A-6

5.	Please revise the total column under Cost of Properties, Including Closing and Soft Costs in the table to include both the original mortgage financing and Total Acquisition Cost, Capital Improvement Closing and Soft Costs, or advise. Also, reconcile the Contract Purchase Price Plus Acquisition Fee column in Table VI with the Mortgage Financing at Date of Purchase and Cash Down Payment columns.

In response to the Staff’s comment, the Company has revised the total column under Cost of Properties, Including Closing and Soft Costs in the table to include both the original mortgage financing and Total Acquisition Cost, Capital Improvement Closing and Soft Costs. The Company has also reconciled the Contract Purchase Price Plus Acquisition Fee column in Table VI with the Mortgage Financing at Date of Purchase and Cash Down Payment columns.

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Mr. Ruairi Regan and Ms. Maryse Mills-Apenteng Securities and Exchange Commission Division of Corporation Finance July 29, 2020 Page 4

Should you have any questions or if you would like any additional clarification in respect of the Company’s responses, please do not hesitate to contact me at (212) 899-9781.

Very truly yours,

SUGAR FELSENTHAL GRAIS & HELSINGER LLP

/s/ Vanessa J. Schoenthaler
Vanessa J. Schoenthaler

Encl.
cc: Brandon E. Lacoff, Belpointe PREP, LLC